Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity.
Common shares issued and authorized

in thousands of shares	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Common shares as of Jan 1, fully paid	27,596	22,568	22,118
Issued shares	—	4,998	—
Exercise of options	1,404	30	450
Common shares issued as of Dec 31, fully paid	29,000	27,596	22,568

in thousands of shares	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Authorized common shares of EUR 0.12 each	79,000	79,000	79,000